Pension and Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2010
Pension and Postretirement Benefit Plans
Reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets

	Qualified and Non-qualified Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2010	2009	2010	2009	2010	2009
Change in benefit obligation
Benefit obligation at beginning of year	$11,391	$10,395	$4,685	$4,037	$1,579	$1,611
Acquisitions	—	—	4	—	—	—
Service cost	201	183	105	98	55	51
Interest cost	638	619	241	235	88	97
Participant contributions	—	—	4	4	59	52
Foreign exchange rate changes	—	—	16	284	6	14
Plan amendments	—	—	(75)	14	69	(168)
Actuarial (gain) loss	760	822	167	255	125	80
Medicare Part D Reimbursement	—	—	—	—	13	10
Benefit payments	(668)	(649)	(194)	(245)	(166)	(168)
Settlements, curtailments, special termination benefits and other	(3)	21	(41)	3	—	—
Benefit obligation at end of year	$12,319	$11,391	$4,912	$4,685	$1,828	$1,579
Change in plan assets
Fair value of plan assets at beginning of year	$10,493	$9,243	$3,897	$3,022	$1,075	$929
Acquisitions	—	—	4	—	—	—
Actual return on plan assets	1,463	1,148	360	361	119	129
Company contributions	290	755	266	504	62	133
Participant contributions	—	—	4	4	59	52
Foreign exchange rate changes	—	—	18	251	—	—
Benefit payments	(668)	(649)	(194)	(245)	(166)	(168)
Settlements, curtailments, special termination benefits and other	(3)	(4)	—	—	—	—
Fair value of plan assets at end of year	$11,575	$10,493	$4,355	$3,897	$1,149	$1,075
Funded status at end of year	$(744)	$(898)	$(557)	$(788)	$(679)	$(504)

Amounts recognized in the Consolidated Balance Sheet and accumulated other comprehensive income

	Qualified and Non-qualified Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2010	2009	2010	2009	2010	2009
Amounts recognized in the Consolidated Balance Sheet as of Dec. 31,
Non-current assets	$—	$—	$74	$78	$—	$—
Accrued benefit cost
Current liabilities	(30)	(30)	(7)	(7)	(4)	(4)
Non-current liabilities	(714)	(868)	(624)	(859)	(675)	(500)
Ending balance	$(744)	$(898)	$(557)	$(788)	$(679)	$(504)
Amounts recognized in accumulated other comprehensive income as of Dec. 31,
Net transition obligation (asset)	$—	$—	$(7)	$(5)	$—	$—
Net actuarial loss (gain)	3,981	3,975	1,670	1,650	1,063	1,059
Prior service cost (credit)	33	46	(144)	(57)	(341)	(504)
Ending balance	$4,014	$4,021	$1,519	$1,588	$722	$555

Amounts relating to pension plans with accumulated benefit obligations in excess of plan assets

	Qualified and Non-qualified Pension Plans
	United States		International
(Millions)	2010	2009	2010	2009
Projected benefit obligation	$443	$454	$1,676	$3,322
Accumulated benefit obligation	441	448	1,563	3,126
Fair value of plan assets	25	23	1,122	2,526

Components of net periodic benefit cost and other amounts recognized in other comprehensive income

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
(Millions)	2010	2009	2008	2010	2009	2008	2010	2009	2008

Net periodic benefit cost (benefit)
Service cost	$201	$183	$192	$105	$98	$120	$55	$51	$53
Interest cost	638	619	597	241	235	252	88	97	100
Expected return on plan assets	(929)	(906)	(889)	(278)	(260)	(305)	(83)	(86)	(104)
Amortization of transition (asset) obligation	—	—	—	1	3	3	—	—	—
Amortization of prior service cost (benefit)	13	16	15	(4)	(4)	(2)	(94)	(81)	(97)
Amortization of net actuarial (gain) loss	221	99	58	84	42	38	85	66	64
Net periodic benefit cost (benefit)	$144	$11	$(27)	$149	$114	$106	$51	$47	$16
Settlements, curtailments, special termination benefits and other	—	26	7	(22)	25	3	—	—	—
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	$144	$37	$(20)	$127	$139	$109	$51	$47	$16
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Transition (asset) obligation	$—	$—	$—	$(1)	$(2)	$(1)	$—	$—	$—
Amortization of transition (asset) obligation	—	—	—	(1)	(3)	(3)	—	—	—
Prior service cost (benefit)	—	—	9	(91)	19	(37)	69	(169)	(148)
Amortization of prior service cost (benefit)	(13)	(16)	(15)	4	4	2	94	81	97
Net actuarial (gain) loss	227	585	2,337	104	224	622	89	36	385
Amortization of net actuarial (gain) loss	(221)	(99)	(58)	(84)	(42)	(38)	(85)	(66)	(64)
Foreign currency	—	—	—	(19)	(101)	202	(1)	(1)	2
Total recognized in other comprehensive (income) loss	$(7)	$470	$2,273	$(88)	$99	$747	$166	$(119)	$272
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$137	$507	$2,253	$39	$238	$856	$217	$(72)	$288

Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year

	Qualified and Non-qualified Pension Benefits		Postretirement
(Millions)	United States	International	Benefits
Amortization of transition (asset) obligation	$—	$(1)	$—
Amortization of prior service cost (benefit)	11	(13)	(72)
Amortization of net actuarial (gain) loss	334	112	103
Total amortization expected over the next fiscal year	$345	$98	$31

Weighted-average assumptions used to determine benefit obligations and net cost

Weighted-average assumptions used to determine benefit obligations

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2010	2009	2008	2010	2009	2008	2010	2009	2008

Discount rate	5.23%	5.77%	6.14%	5.04%	5.30%	5.53%	5.09%	5.62%	6.14%
Compensation rate increase	4.00%	4.30%	4.30%	3.59%	3.72%	3.50%	N/A	N/A	N/A

As noted above, effective January 1, 2010, the Company made modifications to its postretirement health plan to limit the amount of inflation it will cover to three percent per year; the remaining inflation will be passed on to plan participants. Also, in 2010 the Company announced that it will transition all current and future retirees to the savings account benefits-based plan announced in 2008. Therefore, the Company no longer has material exposure to health care cost inflation.

Weighted-average assumptions used to determine net cost for years ended

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2010	2009	2008	2010	2009	2008	2010	2009	2008

Discount rate	5.77%	6.14%	6.00%	5.30%	5.53%	5.39%	5.62%	6.14%	6.00%
Expected return on assets	8.50%	8.50%	8.50%	6.90%	6.86%	7.19%	7.30%	7.24%	8.60%
Compensation rate increase	4.30%	4.30%	4.30%	3.72%	3.50%	3.82%	N/A	N/A	N/A

Estimated future pension and postretirement benefit payments

	Qualified and Non-qualified Pension Benefits		Postretirement	Medicare Subsidy
(Millions)	United States	International	Benefits	Receipts

2011 Benefit Payments	$697	$194	$130	$13
2012 Benefit Payments	716	204	133	14
2013 Benefit Payments	734	214	130	—
2014 Benefit Payments	754	224	139	—
2015 Benefit Payments	776	238	136	—
Following five years	4,208	1,378	751	—

Fair values of the assets held by the U.S. pension plans by asset category

(Millions)	Fair Value At Dec. 31,	Fair Value Measurements Using Inputs Considered as
Asset Class	2010	Level 1	Level 2	Level 3
Equities
U.S. equities	$1,202	$1,190	$5	$7
Non-U.S. equities	1,244	1,244	—	—
EAFE index funds	684	—	684	—
Index funds	253	—	253	—
Long/short equity	499	—	—	499
Total Equities	$3,882	$2,434	$942	$506
Fixed Income
U.S. government securities	$1,035	$562	$473	$—
Non-U.S. government securities	289	—	289	—
Preferred and convertible securities	28	20	8	—
U.S. corporate bonds	1,042	168	874	—
Non-U.S. corporate bonds	205	—	205	—
Asset backed securities	16	—	16	—
Collateralized mortgage obligations	31	—	31	—
Private placements	279	—	135	144
Derivative instruments	(55)	(2)	(53)	—
Other	34	—	34	—
Total Fixed Income	$2,904	$748	$2,012	$144
Private Equity
Buyouts	$613	$—	$—	$613
Distressed debt	376	—	—	376
Growth equity	23	4	—	19
Mezzanine	93	—	—	93
Real estate	159	—	—	159
Secondary	165	—	—	165
Other	67	—	—	67
Venture capital	583	—	—	583
Total Private Equity	$2,079	$4	$—	$2,075
Absolute Return
Hedge funds and hedge fund of funds	$1,201	$—	$1,142	$59
Bank loan funds	564	—	—	564
Total Absolute Return	$1,765	$—	$1,142	$623
Commodities	$449	$—	$338	$111
Cash and Cash Equivalents	$644	$35	$609	$—
Total	$11,723	$3,221	$5,043	$3,459

Other items to reconcile to fair value of plan assets	$(148)
Fair value of plan assets	$11,575

(Millions)	Fair Value At Dec. 31,	Fair Value Measurements Using Inputs Considered as
Asset Class	2009	Level 1	Level 2	Level 3
Equities
U.S. equities	$1,215	$1,206	$6	$3
Non-U.S. equities	1,128	1,128	—	—
EAFE index funds	633	—	633	—
Other	7	6	—	1
Total Equities	$2,983	$2,340	$639	$4
Fixed Income
U.S. government securities	$891	$610	$281	$—
Non-U.S. government securities	165	—	165	—
Preferred and convertible securities	29	20	9	—
U.S. corporate bonds	1,222	147	1,059	16
Non-U.S. corporate bonds	175	—	175	—
Asset backed securities	20	—	20	—
Collateralized mortgage obligations	56	—	56	—
Private placements	253	—	120	133
Derivative instruments	(50)	6	(56)	—
Other	36	—	—	36
Total Fixed Income	$2,797	$783	$1,829	$185
Private Equity
Buyouts	$569	$—	$—	$569
Distressed debt	359	—	—	359
Growth equity	32	32	—	—
Mezzanine	102	—	—	102
Real estate	134	—	—	134
Secondary	147	—	—	147
Other	137	4	—	133
Venture capital	517	—	—	517
Total Private Equity	$1,997	$36	$—	$1,961
Absolute Return
Hedge funds and hedge fund of funds	$1,141	$—	$1,038	$103
Bank loan funds	625	—	—	625
Total Absolute Return	$1,766	$—	$1,038	$728
Commodities	$396	$—	$159	$237
Cash and Cash Equivalents	$696	$552	$144	$—
Total	$10,635	$3,711	$3,809	$3,115

Other items to reconcile to fair value of plan assets	$(142)

Fair value of plan assets	$10,493

Summary of changes in the fair values of the U.S. pension plan level 3 assets

The following table sets forth a summary of changes in the fair values of the U.S. pension plans’ level 3 assets for the year ended December 31, 2010:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(Millions)	Equities	Fixed Income	Private Equity	Absolute Return	Comm- odities	Total
Beginning balance at Jan. 1, 2010	$4	$185	$1,961	$728	$237	$3,115
Net transfers into / (out of) level 3	49	(37)	27	(49)	(140)	(150)
Purchases, sales, issuances and settlements, net	412	(34)	(55)	(201)	—	122
Realized gain/(loss)	—	1	133	4	—	138
Unrealized gains/(losses) relating to instruments still held at the reporting date	41	29	9	141	14	234
Ending balance at Dec. 31, 2010	$506	$144	$2,075	$623	$111	$3,459

The following table sets forth a summary of changes in the fair values of the U.S. pension plans’ level 3 assets for the year ended December 31, 2009:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(Millions)	Equities	Fixed Income	Private Equity	Absolute Return	Comm- odities	Total
Beginning balance at Jan. 1, 2009	$1	$122	$2,054	$1,548	$—	$3,725
Net transfers into / (out of) level 3	(106)	—	—	(1,043)	—	(1,149)
Purchases, sales, issuances and settlements, net	1	11	(241)	(162)	237	(154)
Realized gain/(loss)	—	1	(9)	(4)	—	(12)
Unrealized gains/(losses) relating to instruments still held at the reporting date	108	51	157	389	—	705
Ending balance at Dec. 31, 2009	$4	$185	$1,961	$728	$237	$3,115

Fair values of the assets held by the international pension plans by asset category

(Millions)	Fair Value At Dec. 31,	Fair Value Measurements Using Inputs Considered as
Asset Class	2010	Level 1	Level 2	Level 3
Equities
Growth equities	$371	$300	$70	$1
Value equities	396	369	27	—
Core equities	1,007	549	361	97
Total Equities	$1,774	$1,218	$458	$98
Fixed Income
Domestic government debt	$656	$194	$455	$7
Foreign government debt	398	51	345	2
Corporate debt securities	707	139	555	13
Mortgage backed debt	14	—	14	—
Other debt obligations	14	—	2	12
Total Fixed Income	$1,789	$384	$1,371	$34
Private Equity
Private equity funds	$29	$—	$15	$14
Real estate	59	—	3	56
Total Private Equity	$88	$—	$18	$70
Absolute Return
Hedge funds	$130	$—	$130	$—
Insurance	344	—	—	344
Derivatives	50	—	50	—
Other	3	—	3	—
Total Absolute Return	$527	$—	$183	$344
Cash and Cash Equivalents	$242	$233	$9	$—
Total	$4,420	$1,835	$2,039	$546

Other items to reconcile to fair value of plan assets	$(65)

Fair value of plan assets	$4,355

(Millions)	Fair Value At Dec. 31,	Fair Value Measurements Using Inputs Considered as
Asset Class	2009	Level 1	Level 2	Level 3
Equities	$1,619	$1,330	$275	$14
Fixed Income
Domestic fixed income	$928	$283	$623	$22
Foreign fixed income	622	222	400	—
Total Fixed Income	$1,550	$505	$1,023	$22
Private Equity
Private equity funds	$8	—	$—	$8
Real estate	54	—	3	51
Total Private Equity	$62	—	$3	$59
Absolute Return
Insurance	$375	$—	$—	$375
Other	104	—	104	—
Total Absolute Return	$479	$—	$104	$375
Cash and Cash Equivalents	$208	$208	$—	$—
Total	$3,918	$2,043	$1,405	$470

Other items to reconcile to fair value of plan assets	$(21)

Fair value of plan assets	$3,897

Summary of changes in the fair values of the international pension plans level 3 assets

The following table sets forth a summary of changes in the fair values of the international pension plans level 3 assets for the year ended December 31, 2010:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(Millions)	Equities	Fixed Income	Private Equity	Absolute Return	Total
Beginning balance at January 1, 2010	$14	$22	$59	$375	$470
Net transfers into / (out of) level 3	97	17	—	—	114
Foreign currency exchange	2	—	4	(18)	(12)
Purchases, sales, issuances and settlements, net	(15)	—	7	10	2
Realized gain/(loss)	(18)	—	(3)	—	(21)
Unrealized gains/(losses) relating to instruments still held at the reporting date	18	(5)	3	(23)	(7)
Ending balance at December 31, 2010	$98	$34	$70	$344	$546

The following table sets forth a summary of changes in the fair values of the international pension plans level 3 assets for the year ended December 31, 2009:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(Millions)	Equities	Fixed Income	Private Equity	Absolute Return	Total
Beginning balance at January 1, 2009	$23	$21	$53	$337	$434
Net transfers into / (out of) level 3	—	—	—	11	11
Foreign currency exchange	2	4	3	7	16
Purchases, sales, issuances and settlements, net	(7)	(2)	—	(10)	(19)
Realized gain/(loss)	—	—	—	—	—
Unrealized gains/(losses) relating to instruments still held at the reporting date	(4)	(1)	3	30	28
Ending balance at December 31, 2009	$14	$22	$59	$375	$470

Fair values of the assets held by the postretirement benefits plans by asset category

(Millions)	Fair Value At Dec. 31,	Fair Value Measurements Using Inputs Considered as
Asset Class	2010	Level 1	Level 2	Level 3
Equities
U.S. equities	$392	$392	$—	$—
Non-U.S. equities	48	48	—	—
EAFE index funds	21	—	21	—
Index funds	45	—	45	—
Long/short equity	16	—	—	16
Total Equities	$522	$440	$66	$16
Fixed Income
U.S. government securities	$210	$50	$160	$—
Non-U.S. government securities	10	—	10	—
Preferred securities	1	1	—	—
U.S. corporate bonds	54	5	49	—
Non-U.S. corporate bonds	11	—	11	—
Asset backed securities	3	—	3	—
Collateralized mortgage obligations	7	—	7	—
Private placements	12	—	8	4
Derivative instruments	(2)	—	(2)	—
Other	2	—	2	—
Total Fixed Income	$308	$56	$248	$4
Private Equity
Buyouts	$57	$—	$—	$57
Distressed debt	18	—	—	18
Growth equity	1	—	—	1
Mezzanine	3	—	—	3
Real estate	5	—	—	5
Secondary	5	—	—	5
Other	43	—	—	43
Venture capital	94	—	—	94
Total Private Equity	$226	$—	$—	$226
Absolute Return
Hedge funds and hedge fund of funds	$38	$—	$36	$2
Bank loan funds	18	—	—	18
Total Absolute Return	$56	$—	$36	$20
Commodities	$14	$—	$11	$3
Cash and Cash Equivalents	$43	$1	$42	$—
Total	$1,169	$497	$403	$269

Other items to reconcile to fair value of plan assets	$(20)

Fair value of plan assets	$1,149

(Millions)	Fair Value At Dec. 31,	Fair Value Measurements Using Inputs Considered as
Asset Class	2009	Level 1	Level 2	Level 3
Equities
U.S. equities	$377	$377	$—	$—
Non-U.S. equities	39	39	—	—
EAFE index funds	19	—	19	—
Index funds	31	—	31	—
Total Equities	$466	$416	$50	$—
Fixed Income
U.S. government securities	$167	$45	$122	$—
Non-U.S. government securities	5	—	5	—
Preferred securities	1	1	—	—
U.S. corporate bonds	63	4	59	—
Non-U.S. corporate bonds	10	—	10	—
Asset backed securities	2	—	2	—
Collateralized mortgage obligations	7	—	7	—
Private placements	11	—	7	4
Derivative instruments	(2)	—	(2)	—
Other	2	—	—	2
Total Fixed Income	$266	$50	$210	$6
Private equity
Buyouts	$52	$—	$—	$52
Distressed debt	17	—	—	17
Growth equity	1	1	—	—
Mezzanine	3	—	—	3
Real estate	4	—	—	4
Secondary	5	—	—	5
Other	75	—	—	75
Venture capital	89	—	—	89
Total Private Equity	$246	$1	$—	$245
Absolute Return
Hedge funds and hedge fund of funds	$34	$—	$31	$3
Bank loan funds	19	—	—	19
Total Absolute Return	$53	$—	$31	$22
Commodities	$12	$—	$5	$7
Cash and Cash Equivalents	$48	$43	$5	$—
Total	$1,091	$510	$301	$280

Other items to reconcile to fair value of plan assets	$(16)

Fair value of plan assets	$1,075

Summary of changes in the fair values of the postretirement plans level 3 assets

The following table sets forth a summary of changes in the fair values of the postretirement plans’ level 3 assets for the year ended December 31, 2010:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(Millions)	Equities	Fixed Income	Private Equity	Absolute Return	Comm- odities	Total
Beginning balance at Jan. 1, 2010	$—	$6	$245	$22	$7	$280
Net transfers into / (out of) level 3	2	(2)	—	(1)	(4)	(5)
Purchases, sales, issuances and settlements, net	13	(1)	(11)	(6)	—	(5)
Realized gain/(loss)	—	—	16	—	—	16
Unrealized gains/(losses) relating to instruments still held at the reporting date	1	1	(24)	5	—	(17)
Ending balance at Dec. 31, 2010	$16	$4	$226	$20	$3	$269

The following table sets forth a summary of changes in the fair values of the postretirement plans’ level 3 assets for the year ended December 31, 2009:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(Millions)	Fixed Income	Private Equity	Absolute Return	Commo- dities	Total
Beginning balance at January 1, 2009	$4	$265	$47	$—	$316
Net transfers into / (out of) level 3	—	—	(31)	—	(31)
Purchases, sales, issuances and settlements, net	—	(38)	(5)	7	(36)
Realized gain/(loss)	—	(14)	—	—	(14)
Unrealized gains/(losses) relating to instruments still held at the reporting date	2	32	11	—	45
Ending balance at December 31, 2009	$6	$245	$22	$7	$280